Note 1 - Background and Basis of Presentation	12 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Note 1 - Background and Basis of Presentation

Note 1 - Background and Basis of Presentation

Background

The Company seeks to be an innovative technology and solution company that converts the cannabis plant into medicines, therapies and treatments for a variety of ailments. The Company is developing and utilizing state of the art technologies in plant biology, cultivation and extraction techniques, combined with biotechnology, and plans to produce consistent and measurable medical-grade cannabis, cannabis concentrates and cannabinoid therapies.

We seek to become a trusted producer of consistent and efficacious medicinal strains and products, combining both cannabinoids and terpenes, which we intend to market in those states within the United States and in other countries where the sale of medical cannabis products are permitted. In addition, subject to obtaining Food and Drug Administrative (FDA) certification, we intend to market our cannabinoid-based drug discoveries on a world-wide basis.

We were incorporated in the State of Delaware on April 4, 2001, under the name “Flagstick Venture, Inc.” On March 28, 2008, stockholders owning a majority of our outstanding common stock approved changing our then name “Signature Exploration and Production Corp.” as our business model had changed.

On March 13, 2014, we entered into a definitive asset purchase agreement for the acquisition of assets, including the Growblox™ cultivation technology which resulted in a change in our corporate name on April 4, 2014, from Signature Exploration and Production Corporation to Growblox Sciences, Inc.

Effective December 12, 2016, the Company amended its Certificate of Corporation pursuant to shareholder approval as reported in the Form 8-K filed on October 14, 2016.  Pursuant to the amendment the Company’s name was changed from Growblox Sciences, Inc. to GB Sciences, Inc.

Effective April 8, 2018, Shareholders of the Company approved the change in corporate domicile from the State of Delaware to the State of Nevada and increase in the number of authorized capital shares from 250,000,000 to 400,000,000.

Recent Developments

Our wholly-owned subsidiary GB Sciences Nevada, LLC (“GBSN”) leases a warehouse facility at 3550 W. Teco Avenue, Las Vegas Nevada. On January 4, 2017, GBSN received a State Registration Certificate (“Certificate”) for its 28,000-sq. ft. cannabis cultivation facility located in Las Vegas, NV. The receipt of the Certificate allows the Company to cultivate medical cannabis. Phase 1 of the GBSN cultivation facility opened with 200 grow lights. When all phases of construction are completed, the facility is expected to generate revenues of $10 million.  Completion of all Phases of this facility is dependent upon the availability of capital to complete construction. The Company has made completion of all Phases of this facility its number one priority.

On October 4, 2016, we acquired a 60% interest in a Nevada Medical Marijuana Production License with an option of up to 80%.  A production license enables us to convert cannabis plants into to oils and extracts that are suitable for creating medical compounds as well as consumer products. This license is critical and essential to our plan of producing cannabis-based medicines and must be integrated into our cultivation facility to ensure quality control standards and efficiency in our production of cannabis medicines. On October 23, 2017, the Company amended the existing Nevada Medical Marijuana Production License Agreement (“Amended Production License Agreement”). Per the terms of the Amended Production License Agreement, GB Sciences purchased the remaining percentage of the production license resulting in the 100% ownership of the license. GB Sciences also received 100% ownership of the cultivation license included in the original Nevada Medical Marijuana Production License Agreement. In exchange, GB Sciences made one-time payment of $500,000 and issued a Promissory Note in the amount of $700,000 payable in equal monthly payments over a three-year period commencing on January 1, 2018.

On March 31, 2017, we entered into an agreement with Arizona-based company, Kush Cups, to produce cannabis-infused products in the state of Nevada. Cannabis for production will be grown in our Cultivation Labs facility in Las Vegas, NV. We will distribute cannabis-infused Keurig-compatible K-Cups, hot and cold brew coffees as well as infused teas.

We expect our products to compete well in the marketplace because of the considerable efforts we have made in the plant genetics and tissue culturing of our proprietary strains of cannabis.  And, we are the exclusive Nevada grower of Kyle Kushman's proprietary marijuana strains which have been highly rated top sellers in California.

On November 1, 2017, the Company entered into an Edibles Production Agreement (the “EPA”) with The Happy Confections, L.L.C. (“THCLLC”) through the Company’s wholly-owned subsidiary, GB Sciences Las Vegas, LLC (“GBSLV”). Dr. Andrea Small-Howard, a member of GB Science’s Board of Directors, is a Co-Managing Member of THCLLC. Under the EPA, THCLLC is to produce cannabis-infused baked goods and other edibles in GBSLV’s production facility upon approval of GBSLV’s Nevada Medical Marijuana Production License. The Company will receive a royalty of between 20% and 25% on all sales of edibles produced by THCLLC.

Contemporaneously with the EPA, the Company entered into a Non-Revolving Credit Line Agreement and Non-Revolving Credit Line Promissory Note (together, the “THC Note” or “Note”) to advance up to $300,000 to THCLLC for the purpose of expanding THCLLC’s operations. The Note bears interest at a rate of 1.29% per annum. Beginning 90 days after the sale of its first product, THCLLC is to make repayment of its advances under the Note in an amount equal to 25% of its gross sales revenue. Such repayment is due within 10 days of the sale of any product.

Under the EPA, the Company is to provide accounting and bookkeeping services to THCLLC. In connection with the EPA and THC note, the Company entered into a Reimbursement Agreement for facility expenses and accounting services. Under the Reimbursement Agreement, the Company will be reimbursed $4,500 per month for facility expenses and $2,000 per month for accounting and bookkeeping services. In light of the fact that The Company will be providing the accounting and bookkeeping services to THCLLC, the Company may deduct royalties, facility expenses, and accounting expenses directly from the accounts of THCLLC.

On January 31, 2018 the Company entered into a Contract Farming Agreement with Colorado Hemp Project Limited (“CHP”) for the development and cultivation of boutique help genetics and new strains of hemp which will provide the key ingredient in proprietary CBD formulations. Per the terms of the agreement, the Company leased 8 acres of land on which CHP planted 2000 seeds per acre. CHP is responsible for providing genetics, land, water, planting, cultivation, any soil amendments needed, harvest, drying and stripping into whole plant composite for extraction, if desired. In return, GB Sciences is obligated to pay for all production expenses and delivery or shipping for the total of $16,750 per acre of land farmed.  On March 15, 2018, the Company leased additional 5 acres of land from CHP under the same terms as those included in the original agreement.

Intellectual Property

Through its wholly owned subsidiary, Growblox Life Sciences (“GBLS”), the Company retained Fenwick & West, a Silicon Valley based law firm focusing on life sciences and high technology companies with a nationally top-ranked intellectual property practice, to develop strategies for the protection of the Company's intellectual property.

As of March 31, 2018, the following patent applications have been filed:

Two patent applications (USPTO & PCT)

10/2017_Cannabis-based Formulas to treat Neurodegenerative Disorders (PD, AD, dementia)

02/2018_Cannabis-based Formulas to treat Anti-Inflammatory Disorders (asthma, IBD, etc.)

Three provisional patent applications (USPTO)

10/2016_Cannabis-based Formulas to treat Neurodegenerative Disorders (PD, AD, dementia)

02/2017_Cannabis-based Formulas to treat Anti-Inflammatory Disorders (asthma, IBD, etc.)

05/2017_Myrcene-based Formulas to treat Heart Disorders & Pain

Two licensed patents complete the GBLS portfolio:

Two licensed patents (USPTO & PCT)

03/2017_Licensed Cannabinoid Receptor-based Heart Disease Patent (approved)

10/2017_Exclusive Worldwide License on Time-Released Cannabinoid Nanoparticles (approved in Spain, applied in the US, Canada, and Europe)

The Company runs a lean drug development program and minimizes expenses, including personnel, overhead, and fixed capital expenses (such as lab and diagnostic equipment), through strategic partnerships with Universities and Contract Research Organizations (“CROs”). Through these research and development agreements, the Company has created a virtual pipeline for the further development of novel medicines extracted from the cannabis plant. The partners bring both expertise and infrastructure at a reasonable cost to the life sciences program. GB Sciences has also negotiated with these partners to keep 100% of the ownership of the IP within GBLS for original patent filings.